OPERATING LEASES	12 Months Ended
Dec. 31, 2025
Operating Leases
OPERATING LEASES

Note 7 — OPERATING LEASES

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty. The Company has 2 office premises lease agreements with lease terms of 3 years. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of December 31, 2025, the Company had the following remaining non-cancellable lease contracts:

Description of lease	Lease term
Office premises	1.01 years

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Right-of-use assets	83,288	42,688	33,197
Leases
Current	39,815	31,171	24,241
Non-current	47,233	14,616	11,367

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amortization of right-of-use assets	25,624	36,909	38,778	30,156
Interest on lease liabilities	2,087	3,499	3,478	2,705

The Company entered into two non-cancellable operating lease agreements for office premises. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms does not include options to extend the lease terms.

Future operating lease payments, excluding short-term leases, as of December 31, 2025, are detailed as follows:

Operating leases	S$	US$
2026	36,032	28,021
2027	12,600	9,799
Total future lease payment	48,632	37,820
Less: Imputed interest	(2,845)	(2,212)
Present value of operating lease liabilities	45,787	35,608
Less: Current portion	(31,171)	(24,241)
Long-term portion of lease liabilities	14,616	11,367

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2024	2025
Weighted average remaining lease term (Years)
Operating leases	2.13	1.01

Weighted average discount rate (%)
Operating leases	4.83%	4.77%